Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Approximate minimum annual rentals under operating lease obligations and sublease receivables	Approximate minimum annual rentals under operating leases are as follows (in thousands):

Operating Lease Obligations
2013	$3,756
2014	3,100
2015	2,554
2016	2,391
2017	1,479
Thereafter	32
Total	$13,312